Amplify Inflation Fighter ETF
Consolidated Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 75.8%
Consumer Discretionary - 14.3%
Airbnb, Inc. - Class A (a)	946	$105,110
Century Communities, Inc.	3,209	196,391
DR Horton, Inc.	1,361	134,317
Green Brick Partners, Inc. (a)	8,098	252,658
Lennar Corp. - Class A	1,330	136,192
LGI Homes, Inc. (a)	1,397	159,048
M/I Homes, Inc. (a)	3,072	183,706
MDC Holdings, Inc.	3,705	139,901
PulteGroup, Inc.	2,642	150,303
Tri Pointe Homes, Inc. (a)	6,061	133,887
		1,591,513
Consumer Staples - 1.5%
Alico, Inc.	6,108	161,862
Energy - 15.8%
Antero Resources Corp. (a)	4,074	117,494
Cameco Corp.	8,506	238,006
Chevron Corp.	342	59,515
Denison Mines Corp. (a)	94,957	136,310
Energy Fuels, Inc. (a)	19,389	142,897
NexGen Energy Ltd. (a)	28,379	136,931
Ovintiv, Inc.	2,037	100,282
Phillips 66	608	60,964
Suncor Energy, Inc.	4,074	141,449
Texas Pacific Land Corp.	150	299,378
Uranium Energy Corp. (a) (b)	80,883	325,958
		1,759,184
Financials - 0.4%
LendingTree, Inc. (a)	956	37,915
Information Technology - 2.1%
Entegris, Inc.	986	79,580
Hive Blockchain Technologies Ltd. (a) (b)	11,400	39,444
QUALCOMM, Inc.	815	108,566
		227,590
Materials - 14.6%
Franco-Nevada Corp.	1,189	174,426
Nucor Corp.	1,022	172,738
Osisko Gold Royalties Ltd.	13,170	176,215
POSCO Holdings, Inc. - ADR	2,776	171,862
Rio Tinto PLC - ADR	2,567	203,692
Royal Gold, Inc.	1,363	173,142
Vale SA - ADR	9,867	184,316
Wheaton Precious Metals Corp.	8,000	365,920
		1,622,311
Real Estate - 27.1%
Anywhere Real Estate, Inc. (a)	6,122	51,915
Farmland Partners, Inc. (c)	24,054	309,816
Five Point Holdings, LLC - Class A (a)	30,387	78,398
Forestar Group, Inc. (a)	10,655	158,546
FRP Holdings, Inc. (a)	3,298	185,249
Gladstone Land Corp. (c)	13,106	256,091
Kennedy-Wilson Holdings, Inc.	8,305	148,493
Morguard Corp.	1,217	107,308
PotlatchDeltic Corp. (c)	5,147	251,946
Rayonier, Inc. (c)	8,317	302,656
Redfin Corp. (a)	5,106	38,193
Stratus Properties, Inc.	4,057	89,335
Tejon Ranch Co. (a)	10,718	214,574
The Howard Hughes Corp. (a)	1,974	168,757
The St Joe Co.	4,693	221,040
WeWork, Inc. - Class C (a) (b)	18,570	29,526
Weyerhaeuser Co. (c)	9,153	315,138
Zillow Group, Inc. - Class C (a)	1,952	86,298
		3,013,279
Total Common Stocks (Cost $9,648,597)		8,413,654

Exchange Traded Funds - 2.2%
WisdomTree Enhanced Commodity Strategy Fund	13,242	245,771
Total Exchange Traded Funds (Cost $336,416)		245,771

MONEY MARKET FUNDS - 13.6%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (d)	1,507,388	1,507,388
Total Money Market Funds (Cost $1,507,388)		1,507,388

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.7%
First American Government Obligations Fund - Class X - 4.10% (d)	190,651	190,651
Total Investments Purchased with Proceeds from Securities Lending (Cost $190,651)		190,651
Total Investments - 93.3%
(Cost $11,683,052)		$10,357,464

Percentages are based on Net Assets of $11,105,858.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2023. Total value of securities out on loan is $181,046 or 1.6% of net assets.
(c)	Real Estate Investment Trust.
(d)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

Consolidated Schedule of Open Futures Contracts
January 31, 2023 (Unaudited)

Number of Contracts	Description	Long/Short	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
235	Micro Bitcoin	Long	February 2023	$546,375	$4,281
60	Micro Gold	Long	April 2023	1,167,180	(1,195)
32	Mini Soybean	Long	March 2023	492,160	14,294
					$17,380

Consolidation of Subsidiary
Amplify Inflation Fighter ETF’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund, Amplify Inflation Fighter (Cayman) Ltd. (the “Subsidiary”).The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $2,401,648 which represented 21.63% of the Fund’s net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$ 8,413,654
Exchange Traded Funds	245,771
Money Market Funds	1,507,388
Investments Purchased with Proceeds from Securities Lending	190,651
Total Level 1	10,357,464
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 10,357,464
Other Financial Instruments(a)
Assets
Level 1
Futures Contracts	$ 18,575
Total Level 1	18,575
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 18,575
Other Financial Instruments(a)
Liabilities
Level 1
Futures Contracts	$ 1,195
Total Level 1	1,195
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 1,195

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.